Revenue from Service Contracts (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Revenue from Service Contracts by Service Lines and Reporting Segments
The following tables present revenue from service contracts by service lines and reporting segments as disclosed in note 19.

For the year ended December 31, 2021	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Investment management and other related fees	$217	$230	$499	$3,198	$(247)	$3,897
Transaction processing, administration, and service fees	287	918	12	2,517	(11)	3,723
Distribution fees and other	251	20	65	799	(54)	1,081
Total included in other revenue	755	1,168	576	6,514	(312)	8,701
Revenue from non-service lines	941	168	1,248	(1)	75	2,431
Total other revenue	$1,696	$1,336	$1,824	$6,513	$(237)	$11,132
Real estate management services included in net investment income	$37	$126	$128	$–	$7	$298

For the year ended December 31, 2020	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Investment management and other related fees	$223	$202	$514	$2,770	$(201)	$3,508
Transaction processing, administration, and service fees	239	814	15	2,215	2	3,285
Distribution fees and other	187	16	67	718	(52)	936
Total included in other revenue	649	1,032	596	5,703	(251)	7,729
Revenue from non-service lines	697	(19)	2,115	7	62	2,862
Total other revenue	$1,346	$1,013	$2,711	$5,710	$(189)	$10,591
Real estate management services included in net investment income	$37	$144	$143	$–	$8	$332